Leases Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Operating Leases Number Of Renewal Terms	2
Operating Leases Number Of Years For Each Renewal Term	5
Rental expenses	$ 10.5	$ 10.6	$ 11.1